Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Impairment loss of intangible assets recognized	$ 23,073,400
Computer Software and Licenses
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill		$ 9,956	$ 160